December 31, 2008

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549

Re:	The Dreyfus/Laurel Funds, Inc.
-Dreyfus Bond Market Index Fund
-Dreyfus Midcap Stock Fund
-Dreyfus Disciplined Stock Fund
-Dreyfus Large Company Stock Fund
-Dreyfus Money Market Reserves
-Dreyfus AMT-Free Municipal Reserves
-Dreyfus Tax Managed Growth Fund
-Dreyfus BASIC S&P 500 Stock Index Fund
-Dreyfus U.S. Treasury Reserves
-Dreyfus Balanced Fund
-Dreyfus Limited Term Income Fund
-Dreyfus Small Cap Value Fund
-Dreyfus Strategic Income Fund

File No. 811-05202

Gentlemen,

     Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the fiscal year ended October 31, 2008.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-8297.

TP/
Enclosures

Very truly yours,

/s/ Tanya Philepoua
Tanya Philepoua
Legal Assistant